Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 930,228	$ 954,843	$ 759,872
Other comprehensive income (loss):
Shipboard Retirement Plan	(1,930)	2,697	(40)
Cash flow hedges:
Net unrealized gain (loss)	(123,015)
Net unrealized gain (loss)		(161,214)	304,684
Amount realized and reclassified into earnings	(8,898)
Amount realized and reclassified into earnings		(30,096)	36,795
Total other comprehensive income (loss)	(133,843)	(188,613)	341,439
Total comprehensive income	$ 796,385	$ 766,230	$ 1,101,311